Finance Cost and Income - Summary of Interest Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance income expense [Abstract]
Cash and cash equivalents	$ 207	$ 479	$ 254
Investment debt securities held for trading	16	16	37
Other loans and receivables	64	66	48
Revenue from interest	$ 287	$ 561	$ 339